Consolidated Statement of Operations (Unaudited) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		7 Months Ended
	Oct. 31, 2016	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2017
Consolidated Statement Of Operations
Revenue
Operating Expenses
General and administrative	10,030	113,422		114,402		$ 124,432
Total operating expenses	10,030	113,422		114,402		124,432
Loss from operations		(113,422)		(114,402)		(124,432)
Income tax provision
Net Loss	$ (10,030)	$ (113,422)		$ (114,402)		$ (124,432)
Net loss per share, basic and diluted	$ (0.0002)	$ (0.002)		$ (0.002)		$ (0.002)
Weighted average number of shares outstanding, basic and diluted	48,183,744	50,031,771		50,031,771		50,031,771